Prospectus Supplement

December 13, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 13, 2018 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2018

Small Company Growth Portfolio (the "Fund")

Important Notice Regarding Change in Investment Policy

At a meeting held on December 4-5, 2018, the Board of Directors of Morgan Stanley Institutional Fund, Inc. approved various changes to the Fund, including revising its name and modifying its principal investment strategies, each change effective February 11, 2019 (the "Effective Date").

Currently, under normal circumstances, in seeking to achieve the Fund's investment objective of long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies, the Fund invests primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 2000® Growth Index, and invests at least 80% of its assets in equity securities of small capitalization companies.

On the Effective Date, the Fund's principal investment policy will change such that the Fund will, under normal circumstances, seek to achieve its investment objective of long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 2000® Growth Index. As of December 31, 2017, these market capitalizations ranged between $14.8 million and $8.8 billion

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Accordingly, on the Effective Date, the Prospectus is hereby amended as follows:

All references to "Small Company Growth Portfolio" in the Prospectus are hereby deleted and replaced with "Inception Portfolio."

The second paragraph of the section of the Prospectus entitled "Fund Summary—Small Company Growth Portfolio—Principal Investment Strategies" is hereby deleted.

The first paragraph of the section of the Prospectus entitled "Details of the Funds—Small Company Growth Portfolio—Process" is hereby deleted.

The sixth paragraph of the section of the Prospectus entitled "Details of the Funds—Small Company Growth Portfolio—Process" is hereby deleted and replaced with the following:

Derivative instruments used by the Fund will be counted toward the Fund's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Please retain this supplement for future reference.

  IFISCGPROSPT 12/18

Statement of Additional Information Supplement

December 13, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 13, 2018 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2018

Small Company Growth Portfolio (the "Fund")

At a meeting held on December 4-5, 2018, the Board of Directors of Morgan Stanley Institutional Fund, Inc. approved various changes to the Fund, including revising its name and modifying its principal investment strategies, each change effective February 11, 2019 (the "Effective Date").

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Accordingly, on the Effective Date, the Statement of Additional Information is hereby amended as follows:

All references to "Small Company Growth Portfolio" in the Statement of Additional Information are hereby deleted and replaced with "Inception Portfolio."

Please retain this supplement for future reference.